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                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2000.

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               (Please read instructions before preparing form.)
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If amended report check here: / /


CATALYST INVESTMENT MANAGEMENT CO., L.L.C.
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Name of Institutional Investment Manager


909 MONTGOMERY STREET, SUITE 102           SAN FRANCISCO       CA         94133
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Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                             415-677-1520        MANAGER
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and the State of California on the 10th day of August, 2000.


                                     CATALYST INVESTMENT MANAGEMENT CO., L.L.C.
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)


                                                  /s/ Paul W. Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
-----------------------  -------------    -----------------------  -------------
1.                                        6.
-----------------------  -------------    -----------------------  -------------
2.                                        7.
-----------------------  -------------    -----------------------  -------------
3.                                        8.
-----------------------  -------------    -----------------------  -------------
4.                                        9.
-----------------------  -------------    -----------------------  -------------
5.                                        10.
-----------------------  -------------    -----------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software only)

Conifer Securities, LLC
FORM 13F
SIMCO
June 30, 2000


                                                                           Value    Shares/   Sh/    Put/    Invstmt
Name of Issuer                            Title of class       CUSIP     (x$1000)   Prn Amt   Prn    Call    Dscretn
--------------                            --------------       -----     --------   -------   ---    ----    -------
AMFM INCORPORATED                              COM           158915108       2415    35000     SH            Defined
AT HOME CORP                                   COM           045919107       1867    24464     SH            Defined
AT&T                                           COM           001957109       6027    59490     SH            Defined
BAXTER INTL INC CONTINGENT PAY                 COM           071813125          0    25000     SH            Defined
BESTFOODS INC                                  COM           08658U101       7045    36195     SH            Defined
BOISE CASCADE CORPORATION                      COM           097383103       3364    64464     SH            Defined
BURR BROWN CORP                                COM           122574106       1734    20000     SH            Defined
C-CUBE MICROSYSTEMS INC                        COM           125015107        589    30000     SH            Defined
CASCADE CORP                                   COM           147195101        844     5164     SH            Defined
CENTRAL NEWSPAPERS INC                         COM           154647101       2530    40000     SH            Defined
CFM TECHNOLOGIES INC.                          COM           12525K106        417    26900     SH            Defined
CMP GROUP INC                                  COM           125887109        724    24716     SH            Defined
COLUMBIA ENERGY GROUP                          COM           197648108       6960    40517     SH            Defined
COMPAQ COMPUTER                                COM           204493100       2559    34562     SH            Defined
COMSAT CORP                                    COM           20564D107       1137    48400     SH            Defined
CYPRESS SEMICONDUCTOR CORP                     COM           232806109        634    15000     SH            Defined
DOMINION RESOURCES                             COM           257470104       2397    55900     SH            Defined
DUKE ENERGY CORP                               COM           264399106       2917    51745     SH            Defined
EARTHLINK INC                                  COM           270321102       1065     3472     SH            Defined
EL PASO ENERGY CORP                            COM                           2561    50286     SH            Defined
EMCOR GROUP INC.                               COM           29084Q100       7016    40440     SH            Defined
ENRON CORP                                     COM           293561106       2580    40000     SH            Defined
ENRON CORP (7% exch nts)                       COM           293561106       1507    48606     SH            Defined
GEMSTAR TV GUIDE INTL. INC.                    COM           36866w106       1292    21025     SH            Defined

                                         Voting Authority
                                         ----------------
                                         Other
Name of Issuer                           Managers        Sole           Shared      None
--------------                           --------        ----           ------      ----
AMFM INCORPORATED                                                        35000
AT HOME CORP                                                             24464
AT&T                                                                     59490
BAXTER INTL INC CONTINGENT PAY                                           25000
BESTFOODS INC                                                            36195
BOISE CASCADE CORPORATION                                                64464
BURR BROWN CORP                                                          20000
C-CUBE MICROSYSTEMS INC                                                  30000
CASCADE CORP                                                              5164
CENTRAL NEWSPAPERS INC                                                   40000
CFM TECHNOLOGIES INC.                                                    26900
CMP GROUP INC                                                            24716
COLUMBIA ENERGY GROUP                                                    40517
COMPAQ COMPUTER                                                          34562
COMSAT CORP                                                              48400
CYPRESS SEMICONDUCTOR CORP                                               15000
DOMINION RESOURCES                                                       55900
DUKE ENERGY CORP                                                         51745
EARTHLINK INC                                                             3472
EL PASO ENERGY CORP                                                      50286
EMCOR GROUP INC.                                                         40440
ENRON CORP                                                               40000
ENRON CORP (7% exch nts)                                                 48606
GEMSTAR TV GUIDE INTL. INC.                                              21025

GENERAL MOTORS                      COM      370442105       1765    30400     SH           Defined                    30400
GLOBAL TELESYSTEMS GROUP INC        COM      37936U104       3136    63341     SH           Defined                    63341
GRAND UNION CORP                    COM      386532402         99    55178     SH           Defined                    55178
GTE CORPORATION                     COM      362320103       5381    21364     SH           Defined                    21364
HANNAFORD BROS CO                   COM      410550107       1797    25000     SH           Defined                    25000
HARCOURT GENERAL                    COM      41163G101       2175    40000     SH           Defined                    40000
HEALTHEON CORP                      COM      422209106        931    62872     SH           Defined                    62872
HIGHLAND BANCORP INC                COM      429879105       1219    50000     SH           Defined                    50000
INDEPENDENT ENERGY                  COM                      1247    18928     SH           Defined                    18928
INT'L HOME FOOD INCS                COM      459655106       2094    34464     SH           Defined                    34464
JUPITER  COMMUNICATIONS             COM      482050101        412    17900     SH           Defined                    17900
KEYSPAN ENERGY                      COM      49337K106       1744    56931     SH           Defined                    56931
KOHLS CORP                          COM      500255104        985    17700     SH           Defined                    17700
KRISPY KREME DOUGHNUTS INC          COM                       645     8771     SH           Defined                     8771
MALLINCKRODT                        COM      561232109       1086    25000     SH           Defined                    25000
MAPQUEST.COM                        COM      565644101       1720    38027     SH           Defined                    38027
MCN ENERGY GROUP INC                COM      55267J100        658    30000     SH           Defined                    30000
MEDIA ONE GROUP INC                 COM      58440J104       8082    56011     SH           Defined                    56011
MEDICAL MANAGER CORP                COM      584614103       1362    40000     SH           Defined                    40000
MONTANA POWER CO                    COM      612085100       2155    60700     SH           Defined                    60700
NABISCO                             COM      629526104       3150    60000     SH           Defined                    60000
NEIMAN MARCUS CLASS B               COM      640204301       1586    57156     SH           Defined                    57156
NRG ENERGY INC.                     COM      629377102        730    40000     SH           Defined                    40000
ODETICS INC CLASS A                 COM      676065204        877    60491     SH           Defined                    60491
ONEMAIN.COM INC.                    COM      68267P109       1125    34464     SH           Defined                    34464
OPTISYSTEMS SOLUTIONS LTD           COM                       665     3064     SH           Defined                     3064
PECO ENERGY CO                      COM      693304107       1641    40700     SH           Defined                    40700
PIONEER GROUP INC                   COM      723684106       3178     9464     SH           Defined                     9464
QUEST EDUCATIONAL CORP              COM      74835F102        903    50000     SH           Defined                    50000
RELIASTAR FIN CORP                  COM      75952U103       8565    32271     SH           Defined                    32271
SABRE HOLDINGS INC.                 COM      785905100       1319    46269     SH           Defined                    46269
SCIENTIFIC GAMES HLDGS CP           COM      808747109       1105    45000     SH           Defined                    45000
SEAGATE TECHNOLOGY                  COM      811804103       3117    56670     SH           Defined                    56670
SEAGRAM LTD                         COM      811850106       4640    14464     SH           Defined                    14464
SHARED MEDICAL SYS CP               COM      819486101        729    10000     SH           Defined                    10000

SOLUTIA INC                   COM         834376105       1899     7028   SH       Defined                                 7028
SOUTHERN CO.                  COM         842587107       4840    10992   SH       Defined                                10992
SPYGLASS INC                  COM         852192103       1059    33833   SH       Defined                                33833
STONERIDGE INC                COM         86183P102        383    43737   SH       Defined                                43737
TELEFONICA DE ARGENTINA SA    COM         879378206       4298    55364   SH       Defined                                55364
TIME WARNER INC               COM         887315109       1900    25000   SH       Defined                                25000
UCU 9.75 PFD PEPS             COM         918005877       2233    28484   SH       Defined                                28484
UNION PACIFIC RESOURCES       COM         907834105       3300    18928   SH       Defined                                18928
UNIT CORP                     COM         909218109       3218    41781   SH       Defined                                41781
UNITED ASSETS MGMT CORP       COM         909420101        935    40000   SH       Defined                                40000
UNITED RENTALS INC            COM         911363109       4002    37095   SH       Defined                                37095
UTILICORP UTD                 COM         918005109        747    37602   SH       Defined                                37602
VASTAR RESOURCES INC.         COM                         1642    20000   SH       Defined                                20000
VERIO INC                     COM         923433106       5587    35164   SH       Defined                                35164
WESLEY JESSEN VISIONCARE      COM                         1315    35000   SH       Defined                                35000
WILLIAMS CO.'S                COM         969457100       1326    31818   SH       Defined                                31818
WORLDGATE COMMUNICATIONS      COM         98156L307        355    20000   SH       Defined                                20000
REPORT SUMMARY                      76 DATA RECORDS      40171            0        OTHER MANAGERS ON
                                                                                   WHOSE BEHALF
                                                                                   REPORT IS FILED